   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 12, 1997

                                                              FILE NO. 333-36975

                                                               FILE NO. 811-8397

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/


                         PRE-EFFECTIVE AMENDMENT NO. 2                       /X/


                          POST-EFFECTIVE AMENDMENT NO.                       / /

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/


                                AMENDMENT NO. 2                              /X/


                          THE MARSICO INVESTMENT FUND

               (Exact Name of Registrant as Specified in Charter)

                          1200 17TH STREET, SUITE 1300
                                DENVER, CO 80202
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-888-860-8686

                            ------------------------

                             BARBARA M. JAPHA, ESQ.
                          The Marsico Investment Fund
                          1200 17th Street, Suite 1300
                                Denver, CO 80202
               (Name and address of agent for service of process)

                                   COPIES TO:

                             SANDER M. BIEBER, ESQ.
                             Dechert Price & Rhoads

                              1500 K Street, N.W.

                             Washington, D.C. 20005

                            ------------------------


    Registrant elects to register an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 and under the Investment Company Act of 1940. Registrant intends to file the notice required by Rule 24f-2 with respect to its fiscal year ending September 30, 1998 on or before December 29, 1998.


    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          THE MARSICO INVESTMENT FUND
                             CROSS REFERENCE SHEET
                            (AS REQUIRED BY 495(A))

N-1A ITEM                                                                     CAPTION IN PROSPECTUS
--------------------------------------------------------------  --------------------------------------------------
PART A: INFORMATION REQUIRED IN A PROSPECTUS

Item 1.     Cover Page........................................  Cover Page

Item 2.     Synopsis..........................................  Expense Summary

Item 3.     Condensed Financial Information...................  Supplement to Prospectus

Item 4.     General Description of Registrant.................  Overview of the Fund; Risk Factors

Item 5.     Management of the Fund............................  Management of the Trust; Service and Distribution
                                                                  Plan; Custodian and Transfer and Dividend
                                                                  Disbursing Agent

Item 5A.    Management's Discussion of Fund Performance.......  To be included in the Annual Report of the
                                                                  Registrant.

Item 6.     Capital Stock and Other Securities................  Shareholder Services; Dividends and Distributions;
                                                                  Taxes; Capital Structure; Information for
                                                                  Shareholders

Item 7.     Purchase of Securities Being Offered..............  Investing in the Funds; How to Purchase the Shares
                                                                  of the Funds; Exchange Privilege

Item 8.     Redemption or Repurchase..........................  How to Sell (Redeem) Shares of the Funds; Exchange
                                                                  Privilege

Item 9.     Pending Legal Proceedings.........................  Not Applicable

                                                                        CAPTION IN PROSPECTUS OR STATEMENT
                                                                            OF ADDITIONAL INFORMATION
                                                                --------------------------------------------------
PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

  Item 10.  Cover Page........................................  Cover Page

  Item 11.  Table of Contents.................................  Table of Contents

  Item 12.  General Information and History...................  Not Applicable

  Item 13.  Investment Objectives and Policies................  Investment Objectives and Policies

  Item 14.  Management of the Fund............................  Trustees and Officers

  Item 15.  Control Persons and Principal Holders of
              Securities......................................  Trustees and Officers

  Item 16.  Investment Advisory and Other Services............  Management of the Fund; Service and Distribution
                                                                  Plan; Custodian and Transfer and Dividend
                                                                  Disbursing Agent; Counsel and Independent
                                                                  Auditors; Investment Advisory and Other
                                                                  Services; Distribution Plan; Counsel &
                                                                  Independent Accountants

  Item 17.  Brokerage Allocation and Other Practices..........  Portfolio Turnover; Portfolio Transactions and
                                                                  Brokerage

  Item 18.  Capital Stock and Other Securities................  Capital Structure

  Item 19.  Purchase, Redemption and Pricing of Securities
              Being Offered...................................  Investing in the Funds; How to Purchase Shares of
                                                                  the Funds; Share Price and Determination of Net
                                                                  Asset Value

                                                                        CAPTION IN PROSPECTUS OR STATEMENT
N-1A ITEM                                                                   OF ADDITIONAL INFORMATION
--------------------------------------------------------------  --------------------------------------------------
  Item 20.  Tax Status........................................  Tax Status

  Item 21.  Underwriters......................................  Not Applicable

  Item 22.  Calculation of Performance Data...................  Performance Information; Fund Performance

  Item 23.  Financial Statements..............................  Financial Statements

                          THE MARSICO INVESTMENT FUND

                               DECEMBER 12, 1997


     The Marsico Investment Fund (the "Trust") is an open-end investment company (a mutual fund) that currently offers two investment portfolios, the Marsico Focus Fund and the Marsico Growth & Income Fund (collectively, the "Funds").

     The Marsico Focus Fund (the "Focus Fund") is a non-diversified fund that seeks long-term growth of capital by normally investing in a core position of 20-30 common stocks.


     The Marsico Growth & Income Fund (the "Growth & Income Fund") is a diversified fund that seeks long-term growth of capital with a limited emphasis on income. Although the Growth & Income Fund normally invests at least 25% of its total assets in securities that have income potential, it emphasizes equity securities selected for their growth potential.


     Marsico Capital Management, LLC (the "Adviser") serves as the investment adviser to the Funds. Thomas F. Marsico, President and Chief Executive Officer of the Adviser, manages the investment program of the Funds.


     The Focus Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in common stocks. The Focus Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

     The Growth & Income Fund is designed for long-term investors who seek growth of capital with a limited emphasis on income. The Growth & Income Fund is not designed for investors who desire a consistent level of income nor is it a short-term trading vehicle and should not be relied upon for short-term financial needs.

     This Prospectus describes concisely the information about the Funds that you ought to know before investing. Please read it carefully and retain it for future reference.

     More information about the Funds is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. To obtain a free copy, call 1-888-860-8686. The Statement of Additional Information, which may be revised from time-to-time, is dated December 12, 1997 and is hereby incorporated by reference into this Prospectus.

                          --------------------------

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          --------------------------

PROSPECTUS 1997

                                     [LOGO]

                          The Marsico Investment Fund
                             The Marsico Focus Fund
                        The Marsico Growth & Income Fund
             1200 17th Street - Suite 1300 - Denver, Colorado 80202

--------------------------------------------------------------------------------
1                                                                     PROSPECTUS

                          THE MARSICO INVESTMENT FUND
                               DECEMBER 12, 1997
                                   PROSPECTUS


AT A GLANCE

   The Marsico Investment Fund (the "Trust") is an open-end investment company (a mutual fund) that currently offers two investment portfolios, the Marsico Focus Fund and the Marsico Growth & Income Fund (collectively, the "Funds").

The Marsico Focus Fund (the "Focus Fund") is a non-diversified fund that seeks long-term growth of capital by normally investing in a core position of 20-30 common stocks.

The Marsico Growth & Income Fund (the "Growth & Income Fund") is a diversified fund that seeks long-term growth of capital with a limited emphasis on income. Although the Growth & Income Fund normally invests at least 25% of its total assets in securities that have income potential, it emphasizes equity securities selected for their growth potential.

Marsico Capital Management, LLC (the "Adviser") serves as the investment adviser to the Funds. Thomas F. Marsico, President and Chief Executive Officer of the Adviser, manages the investment program of the Funds.

The Focus Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in common stocks. The Focus Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

The Growth & Income Fund is designed for long-term investors who seek growth of capital with a limited emphasis on income. The Growth & Income Fund is not designed for investors who desire a consistent level of income nor is it a short-term trading vehicle and should not be relied upon for short-term financial needs.

This Prospectus describes concisely the information about the Funds that you ought to know before investing. Please read it carefully and retain it for future reference.


More information about the Funds is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. To obtain a free copy, call 1-888-860-8686. The Statement of Additional Information, which may be revised from time-to-time, is dated Dec. 12, 1997 and is hereby incorporated by reference into this Prospectus.



   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------
2                                                                     PROSPECTUS

TABLE OF CONTENTS



Expense Summary                       4
Overview of the Funds                 6
Risk Factors                         12
Management of the Trust              15
Portfolio Transactions and
 Brokerage                           19
Investing in the Funds               19
How to Purchase Shares of
 the Funds                           20
How to Exchange                      23
How to Sell (Redeem) Shares
 of the Funds                        24
Shareholder Services                 27
Service and Distribution
 Plan                                28
Dividends and Distributions          29
Taxes                                29
Fund Performance                     30
Share Price and
 Determination of Net Asset
 Value                               31
Capital Structure                    32
Other Service Providers              33
Information for Shareholders         33
Appendix A                           34


--------------------------------------------------------------------------------
3                                                                     PROSPECTUS

EXPENSE SUMMARY

Shareholder Transaction Expenses are charges that you pay when buying or selling shares of the Funds. Annual Fund Operating Expenses are paid out of the Funds' assets and include fees for portfolio management, maintenance of shareholder accounts, general administration of the Funds, shareholder servicing, accounting and other services.

The following table sets forth certain costs and expenses that an investor is expected to incur either directly or indirectly as a shareholder of the Funds for the current fiscal year.

SHAREHOLDER TRANSACTION EXPENSES



                                    FOCUS FUND     GROWTH & INCOME FUND
Maximum Sales Load Imposed on
Purchases                                 None                None

Maximum Sales Load Imposed on
Reinvested Dividends                      None                None
Deferred Sales Load                       None                None
Redemption Fees (a)                       None                None
Exchange Fees (a)                         None                None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                    FOCUS FUND     GROWTH & INCOME FUND
Management Fees                          0.85%               0.85%
12b-1 Fees (b)                           0.25%               0.25%
Other Expenses (after
reimbursement) (c)                       0.50%               0.40%
Total Fund Operating Expenses
(after expense reimbursement) (d)        1.60%               1.50%


--------------------------------------------------------------------------------
4                                                                     PROSPECTUS

EXAMPLE

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Funds. These amounts are based on payment by the Funds of operating expenses at the levels set forth in the above table, and are also based on the following assumptions:

An investor would pay the following expenses on a $1,000 investment, assuming
(i) a hypothetical 5% annual return and (ii) redemption at the end of the following time periods:


                                                  ONE YEAR       THREE YEARS
Focus Fund                                        $      16       $      50
Growth & Income Fund                              $      15       $      47

PLEASE NOTE THAT THE ABOVE EXAMPLE IS AN ESTIMATE OF THE EXPENSES TO BE INCURRED BY SHAREHOLDERS OF THE FUNDS. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE REFLECTED ABOVE.


(a) A fee of $10 is charged for each wire redemption.


(b) The maximum level of distribution expenses is 0.25% per annum of each Fund's average net assets. See "Service and Distribution Plan" on page for further details. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

(c) Such expenses include custodian, transfer agency and administration fees and other customary Fund expenses.


(d) The Adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Focus Fund's average net assets and 1.50% of the Growth & Income Fund's average net assets until January 1, 1999. After such date, the expense limitations may be terminated or revised at any time. Absent the expense limitations, it is estimated that the annual operating expenses of the Focus Fund and the Growth & Income Fund would be 1.65% of the average net assets of each Fund.


   The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Funds will bear, directly or indirectly. The preceding example should not be considered representative of past or future investment returns and operating expenses which may be more or less than those shown.

--------------------------------------------------------------------------------
5                                                                     PROSPECTUS

OVERVIEW OF THE FUNDS


This section takes a closer look at each Fund's investment objective, policies and the securities in which it may invest. Please carefully review the "Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of investment terms used throughout this Prospectus. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Funds.


   Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Funds' investment objectives, are not fundamental and may be changed by the Trustees of the Trust (the "Trustees") without a shareholder vote. If there is a material change in the Funds' objectives or policies, you should consider whether either Fund remains an appropriate investment for you.

THE FOCUS FUND
---------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Focus Fund is long-term growth of capital. It is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks.

TYPES OF INVESTMENTS


The Focus Fund invests primarily in common stocks selected for their growth potential. The Focus Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Portfolio Manager utilizes both a "top down" and "bottom up" approach to building the portfolio. The "top down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment, and the global competitive landscape. This approach also analyzes such factors as the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. With respect to the "bottom up" approach, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Focus Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Focus Fund's investments will be incidental to its objective.



   The Focus Fund may also invest up to 25% of its total assets in mortgage- and asset-backed securities, up to 10% of its total assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Focus Fund will invest less than 35% of its net assets in high-yield/high-risk securities. See "Risk Factors on page . The Focus Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Focus Fund may also invest in short-term debt securities as a means of receiving a return on idle cash.



   The Focus Fund may hold cash or cash equivalents and invest without limit in U.S.


--------------------------------------------------------------------------------
6                                                                     PROSPECTUS

Government obligations and short-term debt securities or money market instruments if the Portfolio Manager determines that a temporary defensive position is advisable or to meet anticipated redemption requests. In other words, the Focus Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. When the Focus Fund's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

   The Focus Fund may invest without limit in foreign equity and debt securities. The Focus Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Risk Factors" on page . The Focus Fund may use options, futures, forward currency contracts, and other types of derivatives for hedging purposes. See "Risk Factors" on page . The Focus Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

INVESTMENT POLICIES

In investing its assets, the Focus Fund will follow the general policies listed below. To the extent permitted under the 1940 Act and the rules thereunder, the percentage limitations included in these policies and elsewhere in this Prospectus apply only at the time of purchase of the security. For example, if the Focus Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


CLASSIFICATION. The Investment Company Act of 1940, as amended (the "1940 Act") classifies investment companies as either diversified or non-diversified. The Focus Fund is deemed to be a non-diversified fund under the 1940 Act. The Focus Fund, however, has adopted the following requirements as fundamental policies:


/ / The Focus Fund may not own more than 10% of the outstanding voting shares of any issuer.

/ / With respect to 50% of its total assets, the Focus Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Focus Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

/ / The Focus Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

The Focus Fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested. A non-diversified fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a comparable diversified fund.

--------------------------------------------------------------------------------
7                                                                     PROSPECTUS

INDUSTRY CONCENTRATION. As a fundamental policy, the Focus Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

PORTFOLIO TURNOVER. The Focus Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Focus Fund's portfolio whenever its Portfolio Manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   To a limited extent, the Focus Fund may purchase securities in anticipation of relatively short-term price gains. The Focus Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains.


ILLIQUID INVESTMENTS. The Focus Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by the Adviser. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. The Adviser will take reasonable steps to bring the Focus Fund in compliance with this policy if the level of illiquid investments exceeds 15% of the Fund's net assets. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. The Adviser will follow guidelines established by the Fund's Board of Trustees ("Trustees") in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.


BORROWING AND LENDING. The Focus Fund may borrow money and lend securities or other assets, as follows:

/ / As a fundamental policy, the Focus Fund may borrow money for temporary or emergency purposes in amounts up to 33-1/3% of its total assets.

/ / The Focus Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

/ / As a fundamental policy, the Focus Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

Please refer to the Statement of Additional Information for other fundamental and non-fundamental policies of the Focus Fund.

THE MARSICO
GROWTH & INCOME FUND
---------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Growth & Income Fund is long-term growth of capital with a limited emphasis on income. The Growth & Income Fund is a diversified fund. Under normal circumstances, the Growth & Income Fund pursues its objective by investing up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities that have income potential. The Growth & Income Fund normally emphasizes the growth component.


--------------------------------------------------------------------------------
8                                                                     PROSPECTUS

However, the Growth & Income Fund may reduce the growth component of its portfolio to 25% of its total assets.


TYPES OF INVESTMENTS

The Growth & Income Fund may invest in any combination of common stock, preferred stock, warrants, convertible securities and debt securities. However, it is expected that the Growth & Income Fund will emphasize investments in common stocks. The Growth & Income Fund may shift assets between the growth and income components of its portfolio based on the Portfolio Manager's analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, then the Growth & Income Fund will place a greater emphasis on the growth component. The Portfolio Manager utilizes both a "top down" and "bottom up" approach to building the portfolio. The "top down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment, and the global competitive landscape. This approach also analyzes such factors as the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. With respect to the "bottom up" approach, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Growth & Income Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure.

   Because income is a part of the investment objective of the Growth & Income Fund, the Portfolio Manager may also consider dividend-paying characteristics in selecting equity securities for the Growth & Income Fund. The Growth & Income Fund may also find opportunities for capital growth from debt securities because of anticipated changes in interest rates, credit standing, currency relationships or other factors. Investors in the Growth & Income Fund should keep in mind that the Fund is not designed to produce a consistent level of income.


   The Growth & Income Fund may also invest up to 25% of its total assets in mortgage- and asset-backed securities, up to 10% of its total assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Growth & Income Fund will invest less than 35% of its net assets in high-yield/high-risk securities. See "Risk Factors" on page . The Growth & Income Fund may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. The Growth & Income Fund may also invest in short-term debt securities as a means of receiving a return on idle cash.



   The Growth & Income Fund may hold cash or cash equivalents and invest without limit in U.S. Government obligations and short-term debt securities or money market instruments if the Portfolio Manager determines that a temporary defensive position is advisable or to meet anticipated redemption requests. In other words, the Growth & Income Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual--they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. When the Growth & Income Fund's


--------------------------------------------------------------------------------
9                                                                     PROSPECTUS
cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

   The Growth & Income Fund may invest without limit in foreign equity and debt securities. The Growth & Income Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. Foreign securities are generally selected on a company-by-company basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Risk Factors" on page . The Growth & Income Fund may use options, futures, forward currency contracts and other types of derivatives for hedging purposes. See "Risk Factors" on page . The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

INVESTMENT POLICIES

In investing its portfolio assets, the Growth & Income Fund will follow the general policies listed below. To the extent permitted under the 1940 Act and the rules thereunder, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Growth & Income Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

CLASSIFICATION. The Growth & Income Fund qualifies as a diversified fund under the 1940 Act and is subject to the following fundamental policies:

/ / The Growth & Income Fund may not own more than 10% of the outstanding voting shares of any issuer.

/ / With respect to 75% of its total assets, the Growth & Income Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Growth & Income Fund's holdings of that issuer to amount to more than 5% of the Growth & Income Fund's total assets.

/ / The Growth & Income Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

INDUSTRY CONCENTRATION. As a fundamental policy, the Growth & Income Fund will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

PORTFOLIO TURNOVER. The Growth & Income Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Growth & Income Fund's portfolio whenever its Portfolio Manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   To a limited extent, the Growth & Income Fund may purchase securities in anticipation of relatively short-term price gains. The Growth & Income Fund may also

--------------------------------------------------------------------------------
10                                                                    PROSPECTUS
sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains.

ILLIQUID INVESTMENTS. The Growth & Income Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by the Adviser. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. The Adviser will take reasonable steps to bring the Growth & Income Fund in compliance with this policy if the level of illiquid investments exceeds 15% of the Fund's net assets. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. The Adviser will follow guidelines established by the Trustees in making liquidity determinations for Rule 144A securities and other securities, including privately placed commercial paper.

BORROWING AND LENDING. The Growth & Income Fund may borrow money and lend securities or other assets, as follows:

/ / As a fundamental policy, the Growth & Income Fund may borrow money for temporary or emergency purposes in amounts up to 33-1/3% of its total assets.

/ / The Growth & Income Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

/ / As a fundamental policy, the Growth & Income Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.


   A complete list of the Funds' objectives, policies and restrictions, both fundamental and non-fundamental, is set forth in the Statement of Additional Information. In order to provide a degree of flexibility, the Funds' investment objectives, as well as other policies which are not deemed fundamental, may be modified by the Board of Trustees without shareholder approval. Any change in the Funds' investment objectives may result in the Funds having investment objectives different from the objectives which the shareholders considered appropriate at the time of investment in the Funds. However, the Funds will not change any of their investment objectives, policies or investment restrictions in any material respect without written notice to shareholders sent at least 30 days in advance of any such change.


--------------------------------------------------------------------------------
11                                                                    PROSPECTUS

RISK FACTORS

INVESTING IN COMMON STOCKS. The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative.

SPECIAL SITUATIONS. The Funds may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Funds' Portfolio Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities.

   Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

/ / Currency Risk. The Fund may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

/ / Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country. The Fund may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

/ / Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the

--------------------------------------------------------------------------------
12                                                                    PROSPECTUS
    uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

/ / Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

/ / Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The Funds may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Funds intend to use derivative instruments to hedge the value of their portfolios against potential adverse movements in securities prices, foreign currency markets or interest rates. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.


   The use of derivative instruments exposes the Funds to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

/ / the risk that interest rates, securities prices and currency markets will not move in the direction that the Portfolio Manager anticipates;

/ / imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

/ / the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

/ / inability to close out certain hedged positions to avoid adverse tax consequences;

/ / the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

/ / leverage risk, or the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

/ / particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

Although the Funds believe the use of derivative instruments will benefit the Funds, the Funds' performance could be worse than if the Funds had not used such instruments if the Portfolio Manager's judgment

--------------------------------------------------------------------------------
13                                                                    PROSPECTUS
proves incorrect. When a Fund invests in a derivative instrument, it may be required to segregate cash and other liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK SECURITIES. High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's").

   The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

   Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities. The Funds will not purchase debt securities rated below "CCC-" by Standard & Poor's or "Caa" by Moody's. The Funds may also purchase unrated bonds of foreign and domestic issuers.

   Please refer to the SAI for a description of bond rating categories.


REPURCHASE AGREEMENTS. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked-to-market daily) of the underlying security or "collateral." A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Marsico Capital.


SHORT SALES. The Funds may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that a Fund has the right to obtain, for

--------------------------------------------------------------------------------
14                                                                    PROSPECTUS
delivery at a specified date in the future, without the payment of additional cost. The Fund will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

See Appendix A for risks associated with certain other investments.


ILLIQUID OR RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. The Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Securities which are freely tradable under Rule 144A may be treated as liquid if the Board of Trustees of the Fund is satisfied that there is sufficient trading activity and reliable price information. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund's portfolio to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such 144A securities.


MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board of Trustees. The Statement of Additional Information contains the name and background information of each Trustee.

INVESTMENT ADVISER

Marsico Capital Management, LLC ("Marsico Capital" or the "Adviser"), located at 1200 17th Street, Suite 1300, Denver, CO 80202, serves as the investment adviser to

--------------------------------------------------------------------------------
15                                                                    PROSPECTUS
the Funds pursuant to an Investment Advisory Agreement (the "Agreement") entered into with the Trust, which provides that the Adviser will furnish continuous investment advisory and management services to the Funds. Thomas F. Marsico is Chairman and Chief Executive Officer and has voting control of Marsico Capital. Prior to forming Marsico Capital in September 1997, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager.


   The Adviser supervises and manages the investment portfolio of the Funds, and subject to such policies as the Board of Trustees may determine, directs the purchase or sale of investment securities in the day-to-day management of the Funds' investment portfolio. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Funds, and will pay the salaries and fees of all officers and directors of the Trust (except the fees paid to disinterested Trustees). For the foregoing, the Adviser receives a fee of 0.85% per annum of the average daily net assets of each Fund.

BACKGROUND OF PORTFOLIO MANAGER


Mr. Marsico manages the investment program of the Funds and is primarily responsible for the day-to-day management of the Funds' portfolios. Prior to forming Marsico Capital, Mr. Marsico served as the Portfolio Manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth & Income Fund from May 31, 1991 through August 11, 1997. The average annual returns for the Janus Twenty Fund and the Janus Growth & Income Fund ("Janus Funds") from the date on which Mr. Marsico began serving as Portfolio Manager of each Fund through August 7, 1997 (the last date for which performance data is available) were 22.38% and 21.19%, respectively. On August 11, 1997, the date on which Mr. Marsico ceased serving as the Portfolio Manager to both the Janus Twenty Fund and the Janus Growth & Income Fund, the Janus Twenty Fund had approximately $6 billion in net assets, and the Janus Growth & Income Fund had approximately $1.7 billion in net assets. As Portfolio Manager of the Janus Twenty Fund and the Janus Growth & Income Fund, Mr. Marsico had full discretionary authority over the selection of investments for those funds. Average annual returns for the one-year, three-year and five-year periods ended August 7, 1997 and for the period during which Mr. Marsico managed those funds through August 7, 1997 compared with the performance of the Standard & Poor's 500 Composite Stock Price Index were:


--------------------------------------------------------------------------------
16                                                                    PROSPECTUS


                                  JANUS          JANUS
                                 TWENTY     GROWTH & INCOME       S&P 500
                                 FUND(a)        FUND(a)          INDEX(b)
One Year
(8/8/96 - 8/7/97)                  48.21%         47.77%            46.41%
Three Years
(8/11/94 - 8/7/97)                 32.07%         31.13%            30.63%
Five Years
(8/13/92 - 8/7/97)                 20.02%         21.16%            20.98%
During Period of Management by                                  Janus Twenty:
Mr. Marsico                        22.38%         21.19%            18.20%(c)
(through 8/7/97)                                                        Janus
                                                                     Growth &
                                                                      Income:
                                                                 18.59%(d)


(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.


(c) This figure represents the average annual return of the S&P 500 Index during the period that Mr. Marsico managed the Janus Twenty Fund through August 7, 1997.



(d) This figure represents the average annual return of the S&P 500 Index during the period that Mr. Marsico managed the Janus Growth & Income Fund through August 7, 1997.



The Janus Twenty Fund has substantially similar investment policies, strategies, and objectives as those of the Focus Fund, while the investment policies, strategies, and objectives of the Janus Growth & Income Fund are substantially similar to those of the Growth & Income Fund. Historical performance is not indicative of future performance. For a majority of the periods shown above, the expenses of the Janus Twenty Fund and the Janus Growth & Income Fund were lower than the anticipated expenses of the Focus Fund and Growth & Income Fund, respectively. Higher expenses, of course, affect a fund's performance. The Janus Twenty Fund and the Janus Growth & Income Fund are separate funds and their historical performance is not indicative of the potential performance of the Focus Fund and the Growth & Income Fund, respectively. The Janus Twenty and the Janus Growth & Income Fund were the only investment vehicles that Thomas F. Marsico managed during the period he was employed at Janus Capital Corporation that have substantially similar objectives, policies, and strategies as those of the Funds. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.


--------------------------------------------------------------------------------
17                                                                    PROSPECTUS

ADMINISTRATION


Pursuant to an Administration Agreement (the "Administration Agreement"), Sunstone Financial Group, Inc. (the "Administrator"), 207 East Buffalo Street, Suite 400, Milwaukee, WI, 53202, prepares and files all federal income and excise tax returns and state income tax returns (other than those required to be made by the Trust's Custodian or Transfer Agent), oversees the Trust's insurance relationships, reviews drafts of the Trust's registration statement and proxy statements, prepares securities registration compliance filings pursuant to state securities laws, compiles data for and prepares required notices and reports to the Securities and Exchange Commission, prepares financial statements for annual and semiannual reports to investors, monitors compliance with the Funds' investment policies and restrictions, prepares and monitors the Funds' expense accruals and causes all appropriate expenses to be paid from Fund assets, monitors the Funds' status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, maintains and/or coordinates with the other service providers the maintenance of the accounts, books and other documents required pursuant to Rule 31a-1 under the 1940 Act, and generally assists in the Trust's administrative operations. The Administrator, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Funds a fee, computed daily and payable monthly, based on the Funds' average net assets at the annual rate beginning at 0.14% and decreasing as the assets of each Fund reach certain levels, subject to minimum fee of $62,500 per Fund.


The Trust pays all of its own expenses, including, without limitation, the cost of preparing and printing its registration statements required under the Securities Act of 1933 and the 1940 Act and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, advisory and administration fees, costs of organization and maintenance of corporate existence, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, costs of meetings of shareholders, fees paid to trustees who are not interested persons of the Investment Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Trust's assets, charges of securities pricing services, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services and stock transfer agents.

DISTRIBUTION

Sunstone Distribution Services, LLC ("Distributor") acts as agent for the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the costs of the advertising, office space and its personnel involved in such activities.

--------------------------------------------------------------------------------
18                                                                    PROSPECTUS

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, AND FUND ACCOUNTING

State Street Bank and Trust Company ("State Street") has been retained to act as Custodian of the Funds' investments and to provide accounting services for the Funds. Sunstone Investor Services, LLC ("Sunstone" or "Transfer Agent") serves as the Funds' Transfer and Dividend Disbursing Agent. Neither the Custodian nor the Transfer and Dividend Disbursing Agent has any part in deciding the Funds' investment policies or which securities are to be purchased or sold for the Funds' portfolio.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Trustees, decisions to buy and sell securities for the Funds and negotiation of their brokerage commission rates are made by the Adviser. In selecting a broker to execute each particular transaction, the Adviser may take a number of factors into consideration, only one of which may be the best net price available. Among the additional factors the Adviser may take into consideration when selecting a broker are the research and investment services that a broker may provide. Accordingly, the cost of the brokerage commissions to the Funds in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services being offered. See "Portfolio Transaction and Brokerage" in the Statement of Additional Information.

INVESTING IN THE FUNDS

Shares of the Funds may be purchased by contacting the Transfer Agent, as discussed below. They may also be purchased through an account that you maintain with a securities broker or other financial institution ("Financial Service Agents"). See "How to Purchase Shares of the Funds--Purchases Through Financial Service Agents" on page .

   If you wish to purchase shares of the Funds directly, please refer to the purchase instructions described under "How to Purchase Shares of the Funds" on page .

   All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $20 fee will be charged against an investor's account for any payment check returned to the Transfer Agent for insufficient funds, stop payment, closed account or other reasons. THE INVESTOR WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUNDS AS A RESULT. Trust management reserves the right to reject any purchase order for Fund shares.

   The Funds will not accept your account if you are investing for another person as attorney-in-fact. The Funds will not accept accounts with "Power of Attorney" or "POA" in the registration section of the Purchase Application.

   If you have any questions, a Fund telephone representative will be pleased to provide the information that you need. Please call the following toll-free number: 1-888-860-8686.

--------------------------------------------------------------------------------
19                                                                    PROSPECTUS

HOW TO PURCHASE SHARES OF THE FUNDS

TO OPEN AN ACCOUNT                 TO ADD TO AN ACCOUNT
--------------------------------------------------------------------
BY MAIL OR COURIER


Complete and sign the Account Application. (To establish an IRA, complete an IRA Application.) Make your check payable to either the Marsico Focus Fund or the Marsico Growth & Income Fund. By Mail, send to:



The Marsico Investment Fund
c/o Sunstone Investor Services, LLC,
P.O. Box 3210,
Milwaukee, WI 53201-3210


By Overnight Courier, send to:
The Marsico Investment Fund
c/o Sunstone Investor Services, LLC
207 East Buffalo Street
Suite 400
Milwaukee, WI 53202


Make your check payable to either the Marsico Focus Fund or the Marsico Growth & Income Fund and mail it to the address at the left. Put your account name, address and account number on your check. Subsequent investment forms will be included with each shareholder statement. A shareholder wishing to add to an account should complete this form and include it with the check. Alternatively, include with your check a note indicating your account number, your name and your address.


--------------------------------------------------------------------
BY TELEPHONE


Telephone transactions may not be used for initial purchases. If you want to make subsequent telephone transactions, please select this service on your Account Application or call 1-888-860-8686 to set up the account.



Call 1-888-860-8686 to make your purchase from a bank checking or money market account by electronic funds transfer. Specify account name, address and account number. This service must be established by you in advance by following the instructions at the left. Most transfers are completed within three business days after your call to place the order.


--------------------------------------------------------------------
BY WIRE

To ensure proper credit to your account, you must call the Transfer Agent at 1-888-860-8686 for instructions and to obtain an investor account number prior to wiring the funds. Funds should be wired through the Federal Reserve System as follows:


UMB Bank, N.A.
ABA#: 101000695
For Credit to The Marsico Investment Fund
A/C#: 987-085-8118
For further credit to:
(investor account number)
(name or account registration)
(SSN or TIN)
(identify which fund to purchase)


Follow instructions at the left. Please note that wires may be rejected if they do not contain complete account information.

--------------------------------------------------------------------------------
20                                                                    PROSPECTUS

THE MINIMUM PURCHASE REQUIREMENTS, WHICH MAY BE ALTERED IN CERTAIN CIRCUMSTANCES, ARE:


                                    INITIAL
                                  INVESTMENT       ADDITIONAL INVESTMENT
Regular Accounts                   $   2,500             $     100
IRAs and IRA Rollovers                 1,000                   100
Non-Working Spousal IRAs                 500                   100
SEP-IRAs                                 500                   100
Gifts to Minors                          500                    50
Automatic Investment Plan              1,000                    50

PURCHASES BY MAIL


Your Purchase Application, if properly filled out and accompanied by payment in the form of a check made payable to either the Marsico Focus Fund or the Marsico Growth & Income Fund, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading (currently 4:00 p.m. New York City time) on the New York Stock Exchange ("NYSE"), your shares will be purchased at the net asset value calculated at the close of regular trading on that day. If received after that time, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day. If you contemplate needing to exchange or redeem your investment shortly after purchase, you should purchase the shares by wire as discussed above.


PURCHASES THROUGH FINANCIAL SERVICE AGENTS

If you are investing through a Financial Service Agent, please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus. Financial Service Agents have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.


   If you place an order for shares of either Fund through a Financial Service Agent, in accordance with such Financial Service Agent's procedures and such Financial Service Agent then transmits your order to the Transfer Agent before the close of regular trading on the NYSE on that day, then your purchase will be processed at the net asset value calculated at the close of regular trading on the NYSE on that day. The Financial Service Agent must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent's procedures. If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the Financial Service Agent will be held liable for any resulting fees or losses.


PURCHASES BY TELEPHONE

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. Telephone transactions may not be used for initial purchases. Your account must already be established prior to initiating telephone purchases.

--------------------------------------------------------------------------------
21                                                                    PROSPECTUS

Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Transfer Agent receives payment for shares purchased by electronic funds transfer through the ACH system. Most transfers are completed within three business days after your call to place the order. To preserve flexibility, the Funds may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently, the Funds do not expect to charge a fee. Investors in the Funds may also request by telephone a change of address, a change in investments made through an Automatic Investment Plan (see page ), and a change in the manner in which dividends are received (see page ).

   The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, the Funds will not be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. As a result of this policy, the investor will bear the risk of any loss unless the Funds have failed to follow such procedure(s).

PURCHASES BY WIRE

Shares purchased by wire will be purchased at the net asset value next determined after the Funds receive your wired funds and all required information is provided in the wire instructions. Wiring instructions are listed on page of this Prospectus. You should contact your bank (which will need to be a commercial bank that is a member of the federal reserve system) for information on sending funds by wire, including any charges that your bank may make for these services. The wire instructions will determine the terms of the purchase transaction. If the wired funds are received in good order prior to the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. New York City time), your shares will be purchased at the net asset value calculated at the close of regular trading on that day. If received after that time, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.


   If you purchase your initial shares by wire, the Transfer Agent must first have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions set forth on page of this Prospectus. An account application must be received by the Transfer Agent to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Funds receive a properly completed and executed account application.


MISCELLANEOUS PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's Social Security number or other taxpayer identification

--------------------------------------------------------------------------------
22                                                                    PROSPECTUS
number, the Fund will be required to withhold 31% of all dividends, distributions and payments, including redemption proceeds, from such shareholder as a backup withholding procedure.


   For reasons of economy and convenience, the Funds will not issue shares certificates.



   The Funds understand that some Financial Service Agents may impose certain conditions on their clients which are in addition to or different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authorities, may charge their clients direct fees. Moreover, investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Certain Financial Service Agents may receive compensation from the Funds. Certain Financial Service Agents may enter into agreements with the Funds which permit them to confirm purchase orders on behalf of customers by phone, with payment to follow no later than the Funds' pricing on the following business day. If payment is not received by such time, the Financial Service Agent could be held liable for resulting fees or losses.


HOW TO EXCHANGE


The Trust offers an exchange program whereby shares of any Marsico Fund may be exchanged for shares of another Marsico Fund that is available for investment at any time. Such exchanges will be executed on the basis of the relative net asset values of the shares exchanged. The shares exchanged must have a current value that equals or exceeds the minimum investment that is required for the Fund whose shares are being acquired. You may make additional exchanges of $500 or more. An exchange is considered to be a sale of shares for federal income tax purposes on which a shareholder may realize a taxable gain or loss. New accounts will have the same registration as the existing accounts as well as the same privileges, unless otherwise specified. A shareholder may make an exchange request by calling the Funds at 1-888-860-8686 or by providing written instructions to the Funds.



   During periods of significant economic or market change, telephone exchanges may be difficult to complete. If a shareholder is unable to contact the Funds by telephone, a shareholder may also mail the exchange request to the Funds at the address listed under "HOW TO SELL (REDEEM) SHARES OF THE FUNDS." The Funds reserve the right to modify or terminate the exchange privilege described above at any time and to reject any exchange request. If an exchange request in good order is received by the Transfer Agent in good order by the end of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. New York City time) ("Valuation Time"), on any day that the New York Stock Exchange is open ("Business Day"), the exchange usually will occur on that day. Any shareholder who wishes to make an exchange should review the current prospectus of the Fund in which he or she wishes to invest before making the exchange.



   In addition to the ability to exchange among the Funds, you may exchange all or a portion of your investment from each Fund to the Northern Money Market Fund (the "Money Market Fund"). This expanded exchange feature is subject to the


--------------------------------------------------------------------------------
23                                                                    PROSPECTUS
minimum purchase amounts set forth in this Prospectus ($2,500 minimum, $100 subsequent). Any shareholder who wishes to make an exchange into the Money Market Fund must obtain the Money Market Fund prospectus from the Funds by calling 1-888-860-8686 and read it carefully before authorizing any investment in shares of the Money Market Fund. Please note that when exchanging from a Fund to the Money Market Fund, you will begin accruing income from the Money Market Fund the day following the exchange. When exchanging less than all of the balance from the Money Market Fund to a Fund, your exchange proceeds will exclude accrued and unpaid income from the Money Market Fund through the date of exchange. When exchanging your entire balance from the Money Market Fund, accrued income will automatically be exchanged into a Fund when the income is collected and paid from the Money Market Fund, at the end of the month.


   Because of the risks associated with common stock investments, the Funds are intended to be long-term investment vehicles and not designed to provide investors with a means of speculating on short-term stock market movements. In addition, because excessive trading can hurt the Funds' performance and shareholders, the Funds reserve the right to temporarily or permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the exchange privilege (more than 6 exchanges per calendar year). Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of a Fund's assets. This option will be suspended for a period of 15 days following a telephonic address change.



AUTOMATIC EXCHANGE PLAN. You may make automatic monthly exchanges from one Marsico Fund account to another or from the Money Market Fund account to another Fund account ($50 minimum per transaction). You must meet the Funds' minimum initial investment requirements before this plan is established. Shareholders wishing to make use of the Funds' Automatic Exchange Plan must so indicate on the Account Application. To establish the Automatic Exchange Plan after an account is open, call the Funds at 1-888-860-8686.


HOW TO SELL (REDEEM) SHARES OF THE FUNDS


You may sell (redeem) your shares at any time. The Funds make payment by check for the shares redeemed within seven days after receiving your properly completed request. However, the right of redemption may be suspended or payment may be postponed when an emergency exists such that it is not reasonably practical for the Funds to determine the fair market value of their net assets. Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 15 calendar days from the purchase date. This allows the Transfer Agent to verify that the check used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.


--------------------------------------------------------------------------------
24                                                                    PROSPECTUS

Payment of the redemption proceeds for shares of the Funds where an investor requests wire payment will normally be made in federal funds on the next business day. The Transfer Agent will wire redemption proceeds only to the bank and account designated on the Purchase Application or in written instructions subsequently received by the Transfer Agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The Transfer Agent currently charges a $10 fee for each payment made by wire of redemption proceeds, which fee will be deducted from your redemption proceeds.

PROCEDURE FOR
REQUESTING REDEMPTION

You may request the sale of your shares either by mail or courier or by telephone as described below.

BY MAIL:

Sale requests should be mailed to:


The Marsico Investment Fund
c/o Sunstone Investor Services
P.O. Box 3210
Milwaukee, WI 53201-3210


BY OVERNIGHT COURIER:

The requests should be sent to:

The Marsico Investment Fund
207 East Buffalo Street
Suite 500
Milwaukee, WI 53202

   The selling price of each share being redeemed will be the net asset value per share next calculated after receipt of all required documents in good order.

   Good order means that the request must include:

/ / Your Marsico Investment Fund account number.

/ / The name of the fund the shares of which you want to redeem.


/ / The number of shares or dollar amount to be sold (redeemed). (If the dollar amount requested to be redeemed is greater than the current account value, as determined by the net asset value on the effective date of the redemption, the entire account balance will be redeemed.)


/ / The signatures of all account owners exactly as they are registered on the account.

/ / Any required signature guarantees.

/ / Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships.

/ / In the case of shares being redeemed from an IRA or IRA/SEP Plan, a statement of whether or not federal income tax should be withheld (in the absence of any statement, federal tax will be withheld).


A signature guarantee of each owner is required to redeem shares in the following situations: (i) if you change ownership on your account; (ii) when you want the redemption proceeds sent to a different address from that registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to a bank other than your bank of record; and (v) if a change of address request has been received by the Transfer Agent within the last 15 days. In addition, signature guarantees are required for all redemptions of $50,000 or more from any shareholder account.


--------------------------------------------------------------------------------
25                                                                    PROSPECTUS

   Signature guarantees are designed to protect both you and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. NOTARIES PUBLIC CANNOT PROVIDE SIGNATURE GUARANTEES.

BY TELEPHONE:


Shares of the Funds may also be sold by calling the Transfer Agent at 1-888-860-8686. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. In order to utilize this procedure for telephone redemption, a shareholder must have previously elected this procedure in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent at 1-888-860-8686 or send a written request with signature(s) guaranteed to the Transfer Agent. Telephone redemptions must be for at least $500 and for no more than $50,000. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee and no telephone redemptions will be allowed within 15 days of such a change. The Funds reserve the right to limit the number of telephone redemptions by an investor. Once made, telephone redemption requests may not be modified or canceled. The selling price of each share being redeemed will be the Fund's per share net asset value next calculated after receipt by the Transfer Agent of the telephone redemption request.


   The Funds will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. See "Purchases by Telephone" on page for discussion of liability for telephone errors.

   During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If an investor is unable to contact the Transfer Agent by telephone, shares may also be redeemed by delivering the redemption request to the Transfer Agent by mail as previously described.

REDEMPTION AT
THE OPTION OF THE FUND

The Funds reserve the right to redeem shares held in any account if the net asset value remains below $500 in order to relieve the Funds of the cost of maintaining very small accounts. Before such involuntary redemption, the Funds will give the shareholder 30 days written notice to bring the account up to $500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption shall not apply if the value of a shareholder's account drops below $500 as the result of market action.

--------------------------------------------------------------------------------
26                                                                    PROSPECTUS

MISCELLANEOUS
REDEMPTION INFORMATION

Any redemption or transfer of ownership request for corporate accounts will require the following written documentation:


1. A written Letter of Instruction signed by the required number of authorized officers, along with their respective positions. For redemption requests in excess of $50,000, the written request must be signature guaranteed. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities Exchange Commission. Notaries public cannot provide signature guarantees.


2. A certified Corporate Resolution that states the date the Resolution was adopted and who is empowered to act, transfer or sell assets on behalf of the corporation.


3. If the Corporate Resolution is more than 60 days old from the date of the transaction request, a Certificate of Incumbency from the Corporate Secretary which specifically states that the officer or officers named in the resolution have the authority to act on the account. The Certificate of Incumbency must be dated within 60 days of the requested transaction. If the Corporate Resolution confers authority on officers by title and not by name, the Certificate of Incumbency must name the officer(s) and their title(s).


When redeeming shares from the Money Market Fund, if you redeem less than all of the balance of your account, your redemption proceeds will exclude accrued and unpaid income through the date of the redemption. When redeeming your entire balance from the Money Market Fund, accrued income will be paid separately when the income is collected and paid from the Money Market Fund, at the end of the month.

SHAREHOLDER SERVICES

AUTOMATIC INVESTMENT PLAN


The Funds offer an Automatic Investment Plan whereby an investor may automatically purchase shares of the Funds on a regular basis ($50 minimum per transaction). Under the Automatic Investment Plan, an investor's designated bank or other financial institution debits a pre-authorized amount on the investor's account each designated period and applies the amount to the purchase of a Fund's shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House (ACH). Also, the designated Fund must have a currently effective registration in those states in which it is required. You may enroll in the Automatic Investment Plan by completing the appropriate section of the Account Application. If you wish to establish an Automatic Investment Plan after your account has been opened, please contact the Transfer Agent at 1-888-860-8686.



   Automatic Investment Plan transactions are scheduled for the 5th and/or 20th of every month. Transactions also may be scheduled monthly, quarterly, semi-annually, or annually. No service fee is currently charged by the Funds for participation in


--------------------------------------------------------------------------------
27                                                                    PROSPECTUS
the Plan. A $20 fee will be imposed by the Funds if sufficient funds are not available in your account or your account has been closed at the time of the automatic transaction and your purchase will be canceled. You will also be responsible for any losses suffered by the Funds as a result. You may adopt the Automatic Investment Plan at the time the account is opened by completing the appropriate section of the Account Application. Changes to bank information must be made in writing and signed by all registered holders of the account with signatures guaranteed. A full redemption of all funds from your Plan account will automatically discontinue Plan privileges. Termination instructions must be received by the Funds five business days prior to the effective date of termination.



SYSTEMATIC WITHDRAWAL PLAN



The Funds offer a Systematic Withdrawal Plan which allows you to designate that a fixed amount ($100 minimum per transaction limited to those shareholders with a balance of $10,000 or greater upon commencement of participation in the Plan) be distributed to you at regular intervals. The redemption takes place on the 5th and/or 20th of the month but if the day you designate falls on a Saturday, Sunday, or legal holiday, the distribution shall be made on the prior business day. Any changes made to the distribution information must be made in writing and signed by each registered holder of the account with signatures guaranteed.


   The Systematic Withdrawal Plan may be terminated by you at any time without charge or penalty, and the Funds reserve the right to terminate or modify the Plan upon 60 days' written notice. Withdrawals involve redemption of funds and may result in a gain or loss for federal income tax purposes. An application for participation in the Systematic Withdrawal Plan may be obtained from the Transfer Agent by calling 1-888-860-8686.

RETIREMENT PLANS


The Funds offer retirement plans that may allow investors to shelter some of their income from taxes. Descriptions of the plans, application forms, as well as descriptions of applicable service fees and certain limitations on contributions and withdrawals, are available by calling the Transfer Agent at 1-888-860-8686.


SERVICE AND DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by each Fund in connection with the distribution of its shares at an annual rate, as determined from time-to-time by the Board of Trustees, of up to 0.25% of a Fund's average daily net assets.

   Payments may be made by the Funds under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Funds as determined by the Board of Trustees. Such activities typically include advertising; compensation of the Funds' distributor; compensation for sales and sales marketing activities of Financial Service Agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one

--------------------------------------------------------------------------------
28                                                                    PROSPECTUS
which the Funds may finance without a Plan, the Funds may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

   Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Trustees approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees concludes at least annually that continuation of the Plan is likely to benefit shareholders.

   In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

DIVIDENDS AND DISTRIBUTIONS


The Focus Fund and the Growth & Income Fund intend to pay dividends from net investment income and net realized capital gains (not offset by capital loss carryovers) on an annual basis. Investors may elect to reinvest all income dividends and capital gains distributions in shares of the Funds or in cash as designated on the Purchase Application. If the investor does not specify an election, all income dividends and capital gains distributions will be automatically reinvested in full and fractional shares of the Funds calculated to the nearest 1,000th of a share. Shares will be purchased at the net asset value in effect on the business day after the dividend record date and will be credited to the investor's account on such date. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.



   An investor may change his or her election at any time by calling the Transfer Agent at 1-888-860-8686 or by sending written notification to The Marsico Investment Fund, c/o Sunstone Investor Services, P.O. Box 3210, Milwaukee, WI 53201-3210. The election is effective for distributions with a dividend record date on or after the date that the Transfer Agent receives notice of the election.


TAXES

FEDERAL TAXES

Below is a summary of certain federal income tax considerations affecting the Funds and their shareholders. More information is contained in the Statement of Additional Information. Potential investors should consult their tax advisers about the impact of owning fund shares on their particular tax situations, including the application of any state or local taxes.

   Each Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A regulated investment

--------------------------------------------------------------------------------
29                                                                    PROSPECTUS
company generally is not subject to federal income tax on its investment company taxable income distributed in a timely manner to its shareholders.

   Dividends paid by a Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the Fund's U.S. shareholders as ordinary income. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

   Distributions by a Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to U.S. shareholders are generally taxable to the shareholders at the applicable mid-term or long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

   A dividend or capital gains distribution declared by a Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

   If the value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

   A dividend or capital gains distribution with respect to shares of a Fund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

   Shareholders will be advised annually as to the federal tax status of dividends and capital gains distributions made by each Fund for the preceding year. Distributions by the Funds generally will be subject to state and local taxes.

FOREIGN INCOME TAXES

Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. It is not expected that the Funds will be able to "pass through" these taxes to shareholders but such taxes generally will be deductible by the Fund.

FUND PERFORMANCE


From time-to-time, the Fund may advertise its "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the Funds from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Funds' shares and assumes that any income dividends and/or capital gains distributions made by the Funds during the period are reinvested in shares of the Funds. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such


--------------------------------------------------------------------------------
30                                                                    PROSPECTUS
as from commencement of the Funds' operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that the Funds' annual total return for any one year in the period might have been greater or less than the average for the entire period. The Funds also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in the Funds' share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

   The Funds may quote the average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. Each Fund may also compare its performance to that of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or industry publications. For example, each Fund's total return may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA Today, Barron's, Money, and Forbes as well as in publications of a local or regional nature, may be used in comparing Fund performance.

   Each Fund's total return may also be compared to such indices as the:

/ / Dow Jones Industrial Average

/ / Standard & Poor's 500 Composite Stock Price Index

/ / NASDAQ Composite OTC Index or NASDAQ Industries Index

/ / Consumer Price Index

/ / Russell 2000 Index

Further information on performance measurement may be found in the Statement of Additional Information.

SHARE PRICE AND DETERMINATION OF NET ASSET VALUE

Shares are purchased at their net asset value per share. Each Fund calculates its net asset value (NAV) as follows:

          (Value of Funds Assets)-(Fund
                  Liabilities)
  NAV=
          Number of Outstanding Shares

Net asset value is determined as of the end of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. New York City time) ("Valuation Time") on days that the New York Stock Exchange is open ("Business Day").

   A security listed or traded on a recognized stock exchange or quoted on NASDAQ is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded or on NASDAQ. If no sale is reported at that time, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Where quotations are

--------------------------------------------------------------------------------
31                                                                    PROSPECTUS
not readily available, the Funds' investments are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service approved by the Board of Trustees subject to review and determination of the appropriate price by Marsico Capital Management, whenever a furnished price is significantly different from the previous day's furnished price. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value.

   Generally, trading in foreign securities, as well as United States Government securities and certain cash equivalents, repurchase agreements and securities lending agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Funds are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management and approved in good faith by the Board of Trustees.

   For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars furnished by a pricing service approved by the Board of Trustees.

CAPITAL STRUCTURE

DESCRIPTION OF SHARES

The Trust is organized as a series fund which permits it to issue its authorized capital stock in one or more series, each such series representing a separate investment portfolio.

   The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Board of Trustees may, at its discretion, classify additional series within the Trust without further action by the shareholders. Each share outstanding entitles the holder to one vote. Generally, shares of all series will be voted together as one class, except where voting by a series is required by law. There will normally be no meetings of the shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. Trustees can be removed at any meeting of Shareholders by a vote of at least two-thirds of the Trust's outstanding shares. As of the date of this Prospectus, Marsico Capital Management, LLC ("MCM") owned all the outstanding shares of each Fund and thereby controlled each Fund. It is contemplated that the public offering of the shares of each Fund will reduce MCM's holdings to less than 5% of each Fund's total outstanding shares.

--------------------------------------------------------------------------------
32                                                                    PROSPECTUS

OTHER SERVICE PROVIDERS

COUNSEL

Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, has passed upon the validity of the shares offered by this Prospectus and also acts as counsel to the Trust.


INDEPENDENT ACCOUNTANTS



Price Waterhouse LLP, 950 Seventeenth Street, Denver, CO 80202, has been selected to serve as independent accountants of the Trust for the fiscal year ending September 30, 1998.


INFORMATION FOR SHAREHOLDERS

The Funds will provide the following statements and reports to keep the investor current regarding the status of his or her investment account:

CONFIRMATION STATEMENTS

Except for Automatic Investment Plans, after each transaction that affects the account balance or account registration.

ACCOUNT STATEMENTS

Quarterly.

FINANCIAL REPORTS

At least semiannually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

Investors who have questions about their specific accounts, have general questions or wish to have additional information should call the Funds at 1-888-860-8686. In addition, investors who wish to make a change in their address of record, a change in investments made through an Automatic Investment Plan or a change in the manner in which dividends are received may also do so by calling the Fund at that number.

--------------------------------------------------------------------------------
33                                                                    PROSPECTUS

APPENDIX A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by its investment objective and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments. An asterisk ("*") next to a security indicates that each Fund will invest less than 5% of its net assets in that security.

I. EQUITY AND DEBT SECURITIES

BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Funds may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933.

COMMON STOCK represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends.

HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

INVERSE FLOATERS* are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Funds will not invest more than 5% of their respective net assets in inverse floaters.

MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to

--------------------------------------------------------------------------------
34                                                                    PROSPECTUS
shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the Portfolio Manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

PREFERRED STOCK is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

REVERSE REPURCHASE AGREEMENTS* involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually heavy redemption requests.

RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

TENDER OPTION BONDS* are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

--------------------------------------------------------------------------------
35                                                                    PROSPECTUS

U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

WARRANTS are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future--i.e., beyond normal settlement. The Funds do not earn interest on such securities until settlement, and the Funds bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

ZERO COUPON BONDS are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than in interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS
AND OTHER DERIVATIVES

FORWARD CONTRACTS are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or

--------------------------------------------------------------------------------
36                                                                    PROSPECTUS
before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

THE MARSICO INVESTMENT FUND
The Marsico Focus Fund
The Marsico Growth & Income Fund

---------------------------------

PROSPECTUS
         , 1997

INVESTMENT ADVISER
Marsico Capital Management, LLC

ADMINISTRATOR
Sunstone Financial Group, Inc.

DISTRIBUTOR
Sunstone Distribution Services, LLC

COUNSEL
Dechert Price & Rhoads


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP


TRANSFER AND DIVIDEND
DISBURSING AGENT
Sunstone Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

---------------------------------

                              [LOGO]

                          THE MARSICO INVESTMENT FUND

                      STATEMENT OF ADDITIONAL INFORMATION
                                          , 1997


    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for The Marsico Investment Fund dated
          , 1997, as amended from time to time, a copy of which may be obtained without charge by calling 1-888-860-8686 or writing to Sunstone Investor Services, LLC, P.O. Box 3210, Milwaukee, WI 53201-3210.

                               TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES........................................     1

TYPES OF SECURITIES AND INVESTMENT TECHNIQUES.............................     3

TRUSTEES AND OFFICERS.....................................................    17

INVESTMENT ADVISORY AND OTHER SERVICES....................................    19

DISTRIBUTION PLAN.........................................................    19

PORTFOLIO TURNOVER........................................................    20

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................    20

PERFORMANCE INFORMATION...................................................    20

TAX STATUS................................................................    22

NET ASSET VALUE...........................................................    26

CAPITAL STRUCTURE.........................................................    26

HOW TO REDEEM SHARES......................................................    27

HOW TO EXCHANGE...........................................................    27

FINANCIAL STATEMENTS......................................................    27

APPENDIX..................................................................   A-1

                       INVESTMENT OBJECTIVES AND POLICIES

    The Marsico Focus Fund ("Focus Fund") is a nondiversified fund that seeks long-term growth of capital. Under normal conditions, this Fund concentrates its investments in a core position of 20-30 common stocks.


    The Marsico Growth & Income Fund ("Growth & Income Fund") is a diversified fund that seeks both long-term capital growth and current income. The Growth & Income Fund places a stronger emphasis on the growth objective and normally invests up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities that have income potential. In unusual circumstances, the Fund may reduce the growth component of its portfolio to 25% of its total assets.


FUNDAMENTAL INVESTMENT RESTRICTIONS

    As indicated in the Prospectus, the Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund) are present or represented by proxy. As fundamental policies, each Fund may not:

        (1) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities).

        (2) Invest directly in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

        (3) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Funds from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

        (4) Lend any security or make any other loan if, as a result, more than 25% of a Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

        (5) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

        (6) Issue senior securities, except as permitted under the Investment Company Act of 1940.

        (7) Borrow money, except that the Funds may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 33 1/3% of the value of a Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts. Neither Fund will purchase securities while its borrowings exceed 5% of that Fund's total assets.

    In addition to the foregoing, as a fundamental policy, the Growth & Income Fund may not own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Growth & Income Fund in the securities of such issuer exceeds 5% of the value of the Growth & Income Fund's total assets.



    As a fundamental policy, the Focus Fund may not own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Focus Fund in the securities of such issuer exceeds 5% of the value of the Focus Fund's total assets.


    The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

        (a) A Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

        (b) The Funds do not currently intend to sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

        (c) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

        (d) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guaranteed positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

        (e) The Funds do not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation.

        (f) The Funds may not invest in companies for the purpose of exercising control of management.

    For purposes of the Funds' restriction on investing in a particular industry, the Funds will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").

    Except as otherwise noted herein and in the Funds' prospectus, a Fund's investment objectives and policies may be changed by a vote of the Trustees without a vote of shareholders.

                 TYPES OF SECURITIES AND INVESTMENT TECHNIQUES

ILLIQUID INVESTMENTS

    Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Marsico Capital Management, LLC ("Marsico Capital") to make liquidity determinations with respect to its securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, Marsico Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Marsico Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

    Each Fund may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

    Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. BECAUSE A FUND WILL NOT RECEIVE CASH PAYMENTS ON A CURRENT BASIS IN RESPECT OF ACCRUED ORIGINAL-ISSUE DISCOUNT PAYMENTS, IN SOME YEARS THAT FUND MAY HAVE TO DISTRIBUTE CASH OBTAINED FROM OTHER SOURCES IN ORDER TO SATISFY THE DISTRIBUTION REQUIREMENTS UNDER THE CODE. A Fund might obtain such cash from selling other portfolio holdings which might cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

    Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

PASS-THROUGH SECURITIES

    The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.


    The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.


    The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.


    Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for a specified period of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that a Fund would be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.


    Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals.

DEPOSITARY RECEIPTS

    The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

OTHER INCOME-PRODUCING SECURITIES

    Other types of income producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

    VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

    STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

    TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

    INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Funds will not invest more than 5% of their respective net assets in inverse floaters.

    The Funds will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolios.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

    In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked-to-market daily) of the underlying security or "collateral." A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities decline before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Marsico Capital.

    A Fund may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties that Marsico Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

HIGH-YIELD/HIGH-RISK SECURITIES


    The Funds may invest up to 35% of net assets in debt securities that are rated below investment grade (E.G., securities rated BB or lower by Standard & Poor's Ratings Services ("Standard &Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Lower-rated securities involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. The Funds will not purchase debt securities rated lower than "CCC-" by Standard & Poor's or "Caa" by Moody's.


    Each Fund may invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated debt securities will be included in the 35% limit of each Fund unless the portfolio manager deems such securities to be the equivalent of investment grade securities.

    Investing in high-yield/high risk securities involves certain risks, including the following:

    FINANCIAL AND MARKET RISKS. Investments in high-yield/high risk securities involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of such securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

    DISPOSITION OF PORTFOLIO SECURITIES. Although the Funds generally will purchase securities for which the portfolio manager expects an active market to be maintained, high-yield/high-risk securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

    FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

    The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Funds' custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Marsico Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian.

    The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Funds hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

    Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

    A Fund's primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

    If a Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of that Fund's interest rate futures contract would increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

    The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio manager still may not result in a successful use of futures.


    Futures contracts entail risks. Although the Funds believe that use of such contracts will benefit the Funds, a Fund's overall performance could be adversely affected by entering into such contracts if the portfolio manager's investment judgment proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.


    The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

    Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

    Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

    OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

    The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

    The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

    The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

    FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

    The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

    These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

    The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

    While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

    OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

    Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

    The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

    Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

    The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

    The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

    OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

    A put option written by a Fund is "covered" if that Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

    A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.


    The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.



    The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then-current market value of the underlying security.



    The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


    In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

    A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is a less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

    An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

    A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

    The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

    A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

    A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

    EURODOLLAR INSTRUMENTS. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

    SWAPS AND SWAP-RELATED PRODUCTS. A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Marsico Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

    The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardizing swap documentation. Marsico Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount accrued on a daily basis, of its obligations with respect to any caps or floors.

    There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

    ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

    Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

    The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

    In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

GENERAL CHARACTERISTICS OF FOREIGN SECURITIES.

    Foreign securities involve certain inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer or the country of issue, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, foreign securities purchased by the Funds may be subject to greater price fluctuation than securities of U.S. companies.

    Most foreign stock markets are not as large or liquid as in the United States, fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. Investors should recognize that foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


    Because investments in foreign securities will usually involve currencies of foreign countries, and because the Funds may hold foreign currencies, the value of the assets of the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts or purchasing or writing put or call options on foreign currencies.

                             TRUSTEES AND OFFICERS

    The Trustees and Officers of the Funds and their principal occupations during the past five years are set forth below.


                                                                             PRINCIPAL OCCUPATIONS DURING
     NAME, ADDRESS AND AGE          POSITIONS HELD WITH THE FUND                  THE PAST FIVE YEARS
-------------------------------  ----------------------------------  ---------------------------------------------
Thomas F. Marsico (1)            Trustee, President, Chief           Chairman and Chief Executive Officer, Marsico
1200 17th Street                   Executive Officer, and Chief        Capital Management, LLC (September 1997 -
Suite 1300                         Investment Officer                  present); Executive Vice President, Janus
Denver, CO 80202                                                       Investment Fund (1990 - 1997).
DOB: 1955

Barbara M. Japha (1)             Trustee, Vice President, and        President and General Counsel, Marsico
1200 17th Street                   Secretary                           Capital Management, LLC (September 1997 -
Suite 1300                                                             present); Vice President - Law, U S WEST,
Denver, CO 80202;                                                      Inc. (September 1989 - September 1997)
DOB: 1953

Theodore S. Halaby               Trustee                             Partner, Halaby, Cross, Lichty & Schluster
1873 South Ballaire                                                    (law firm) (January 1996 - present);
Suite 1400                                                             partner, Halaby, Cross, Lichty, Schluster &
Denver, CO 80222                                                       Buck (law firm) (October 1994 - December
DOB: 1940                                                              1995); Partner, Halaby, McCrea & Cross (law
                                                                       firm) (more than five years).

Walter A. Koelbel, Jr.           Trustee                             President, and other positions, Koelbel and
5291 Yale Circle                                                       Company (Real Estate Development Company)
Denver, CO 80222                                                       (December 1976 - Present);
DOB: 1952

Larry A. Mizel                   Trustee                             President, M.D.C. Holdings, Inc.
Suite 900                                                              (Homebuilding and Mortgage Banking) (March
3600 South Yosemite Street                                             1996-Present); Chairman and Chief Executive
Denver, CO 80237                                                       Officer, M.D.C. Holdings, Inc. (More than
DOB: 1942                                                              five years); President, C Ventures, Inc.;
                                                                       President, Chester David, Inc.; President,
                                                                       Courtney Lynn Inc.


------------------------

(1) Trustees who are "interested persons" of the Funds, as defined in the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trustees of the Funds who are officers or employees of the investment adviser receive no remuneration from the Funds. Each of the other Trustees is paid an annual retainer of $12,000 and a fee of $1,000 for each meeting attended and is reimbursed for the expenses of attending meetings.

                                                                             PRINCIPAL OCCUPATIONS DURING
     NAME, ADDRESS AND AGE          POSITIONS HELD WITH THE FUND                  THE PAST FIVE YEARS
-------------------------------  ----------------------------------  ---------------------------------------------
J. Jeffrey Riggs                 Trustee                             President, Essex Financial Group, Inc.
8400 East Prentice Avenue                                              (Commercial Mortgage Bank) (More than five
Suite 1310                                                             years); Principal, Metropolitan Homes, Inc.
Englewood, CO 80111                                                    (January 1992 - Present); Principal, Baron
DOB: 1953                                                              Properties, LLC (January 1997 - Present).

Christopher J. Marsico           Vice President, Treasurer, and      Vice President and Chief Operating Officer,
1200 17th Street                   Chief Financial Officer             Marsico Capital Management, LLC (September
Suite 1300                                                             1997 - present); Vice President, Corporate
Denver, CO 80202                                                       Development, U S WEST, Inc. (February 1997
DOB: 1961                                                              - September 1997); Vice President, U S WEST
                                                                       Capital Corporation (January 1996 - January
                                                                       1997); Vice President, U S WEST Financial
                                                                       Services, Inc. (March 1986 - December
                                                                       1996).

Christie L. Austin               Assistant Treasurer                 Vice President and Chief Financial Officer,
1200 17th Street                                                       Marsico Capital Management, LLC (October
Suite 1300                                                             1997 - Present); President and Chief
Denver, CO 80202                                                       Financial Officer, Englewood Mortgage
DOB: 1956                                                              Corporation (October 1986 - September
                                                                       1997).

Steffanie Rufenacht              Assistant Secretary                 Various positions with Janus Capital
1200 17th Street                                                       Corporation (February 1993 - October 1997).
Suite 1300
Denver, CO 80202
DOB: 1964

Sander M. Bieber                 Assistant Secretary                 Partner, Dechert Price & Rhoads (law firm)
1500 K Street, N.W.                                                    (more than five years).
Washington, D.C. 20005
DOB: 1950

                     INVESTMENT ADVISORY AND OTHER SERVICES

    The Adviser of the Funds is Marsico Capital Management, LLC. Under the terms of the Advisory Agreement, Marsico Capital furnishes overall investment management for the Funds, provides research and credit analysis, oversees the purchase and sales of portfolio securities, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Trustees as required.

    For the advisory services provided and expenses assumed by it, the Adviser has agreed to a fee from each Fund, computed daily and payable monthly, at an annual rate of 0.85% of average daily net assets.

    The Trust's Advisory Agreement, with respect to each Fund, will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940
Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to a Fund, the vote of a majority of the outstanding voting securities of that Fund, or (ii) the vote of a majority of the Board of Trustees. The Advisory Agreement is terminable by vote of the Board of Trustees, or with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Adviser may also terminate its advisory relationship with a Fund without penalty on 90 days' written notice to the Trust. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

                               DISTRIBUTION PLAN

    The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time-to-time by the Board of Trustees, or up to 0.25% of the Funds' average daily net assets. Payments may be made by the Funds under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Funds as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of Financial Service Agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without a Plan, the Funds may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

    Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Trustees approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees concludes at least annually that continuation of the Plan is likely to benefit shareholders.

                               PORTFOLIO TURNOVER

    While it is difficult to predict, the investment adviser expects that the annual portfolio turnover rates of each Fund will not exceed 100%. Higher portfolio turnover rates (considered to be annual turnover rates of 100% or more of a Fund's portfolio) involve greater transaction costs to the Funds and may result in the realization of net capital gains which would be taxable to shareholders when distributed.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

    Subject to the supervision of the Trustees, decisions to buy and sell securities for the Funds and negotiation of their brokerage commission rates are made by the Adviser. Transactions on United States stock exchanges involve the payment by the Funds of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In certain instances, the Funds may make purchases of underwritten issues at prices which include underwriting fees.

    In selecting a broker to execute each particular transaction, the Adviser takes the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Funds on a continuing basis. Accordingly, the cost of the brokerage commissions to the Funds in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. For example, the Adviser will consider the research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Funds or the Adviser's other clients. Such research and investment services include statistical and economic data and research reports on particular companies and industries as well as research software. Subject to such policies and procedures as the Trustees may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Funds to pay a broker that provides research services to the investment adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount another broker would have charged for effecting that transaction, if the investment adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the investment adviser's ongoing responsibilities with respect to the Funds.

    Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the investment adviser and its affiliates, and not all of the information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the investment adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interests of the Funds and their shareholders.

                            PERFORMANCE INFORMATION

    From time to time, quotations of the Funds' performances may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner.

AVERAGE ANNUAL TOTAL RETURN


    Average annual total return is the average annual compounded rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):


                                      1/n

                                T = (ERV/P) - 1

Where:

T                  =  average annual total return

P                  =  a hypothetical initial investment of $1,000

n                  =  number of years

ERV                =  ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

    It should be noted that average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

    In connection with communicating its average annual total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPARISON OF PORTFOLIO PERFORMANCE

    Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

    In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, and the Russell 2000 Index.

    From time to time, in advertising, marketing and other Fund literature, the performance of a Fund may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings or the appropriate volatility grouping, where volatility is a measure of a Fund's risk. From time to time, the average price-earnings ratio and other attributes of a Fund's or the model portfolio's securities, may be compared to the average price-earnings ratio and other attributes of the securities that comprise the S&P 500.

    Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

    Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in a Fund. The description may include a "risk/return spectrum" which compares a Fund to broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

    Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

                                   TAX STATUS

    Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

    As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of each Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

    Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

    A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by that Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

ORIGINAL ISSUE DISCOUNT

    Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

    Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS; STRADDLES

    A Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy its distribution requirements for relief from income and excise taxes. Each Fund will monitor its transactions and may make such tax elections as Fund management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts, or hedged investments. The Funds' status as regulated investment companies may limit their transactions involving foreign currency, futures, options, and forward contracts.

    Certain transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

CURRENCY FLUCTUATIONS--"SECTION 988" GAINS OR LOSSES

    Each Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. federal income tax purposes. Some of a Fund's investments will be maintained and income therefrom calculated by reference to certain foreign currencies, and such calculations will not necessarily correspond to the Fund's distributable income and capital gains for U.S. federal income tax purposes as a result of fluctuations in currency exchange rates. Furthermore, exchange control regulations may restrict the ability of a Fund to repatriate investment income or the proceeds of sales of securities. These restrictions and limitations may limit a Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement for qualification as a regulated investment company. Even if a fund so qualified, these restrictions could inhibit its ability to distribute all of its income in order to be fully relieved of tax liability.

    Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables (including dividends) or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of the acquisition of the security or other instrument and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Funds' investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, or, in some cases, as capital gain, rather than as an ordinary dividend.

PASSIVE FOREIGN INVESTMENT COMPANIES

    Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain.


    The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.


    Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

DISTRIBUTIONS

    Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by a Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable to shareholders at the applicable mid-term or long-term capital gains rate, whether paid in cash or in shares, regardless of how long the shareholder has held a Fund's shares, and they are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

    If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

    Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon the amount realized and the shareholder's basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

    The Funds will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Funds' shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of a Fund's shares will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

OTHER TAXATION

    Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not address all of the tax consequences applicable to the Funds or shareholders, and shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                NET ASSET VALUE

    A Fund's net asset value per share will be calculated separately from the per share net asset value of the other fund of the Trust. "Assets belonging to" a fund consist of the consideration received upon the issuance of shares of the particular fund together with all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series. Each fund will be charged with the direct liabilities of that fund and with a share of the general liabilities of the Trust's funds. Subject to the provisions of the Charter, determinations by the Trustees as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular fund are conclusive.

                               CAPITAL STRUCTURE

DESCRIPTION OF SHARES

    The Trust is an open-end management investment company organized as a Delaware Business Trust on October 1, 1997. The Trust's Trust Instrument authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest. Each share of the Funds has equal voting, dividend, distribution and liquidation rights.

    Shares of the Trust have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable.

    Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or applicable Delaware law.


    Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund affected by the matter. A fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such Fund. However, the rule also provides that the ratification of independent accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Trust voting without regard to particular funds.


    Notwithstanding any provision of Delaware law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Trust outstanding (or of a class or series of the Trust, as applicable) will be effective, except to the extent otherwise required by the 1940 Act and rules thereunder. In addition, the Trust Instrument provides that, to the extent consistent with Delaware law and other applicable law, the By-Laws may provide for authorization to be given by the affirmative vote of the holders of less than a majority of the total number of shares of the Trust outstanding (or of a class or series).

    If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                              HOW TO REDEEM SHARES


    The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Funds, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend or holiday closings, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; and (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.


    The value of shares of a Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of that Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of a Fund, the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

    It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for the Funds to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of the Funds. However, the Funds are obligated under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs on their sales.


                                HOW TO EXCHANGE



    As explained in the Prospectus, the Trust offers an exchange program whereby shares of any Marsico Fund may be exchanged for shares of another Marsico Fund that is available for investment at any time. In addition, shareholders may exchange all or a portion of their investment from each Fund to the Northern Money Market Fund, as provided in the Prospectus. Sunstone Investor Services, LLC, the Funds' transfer agent, receives a service fee from the Northern Money Market Fund at the annual rate of 0.25 of 1% of the average daily net asset value of the shares of the Funds exchanged into the Northern Money Market Fund. Sunstone Investor Services, LLC is an affiliate of the Funds' administrator and distributor.



                              FINANCIAL STATEMENTS



    The Statement of Assets and Liabilities of the Funds as of December 8, 1997, set forth below, has been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Trustees of The Marsico Investment Fund

    In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Marsico Focus Fund and Marsico Growth & Income Fund (constituting The Marsico Investment Fund, hereafter referred to as the "Fund") at December 8, 1997, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

                                          PRICE WATERHOUSE LLP

Denver, CO
December 8, 1997

                          THE MARISCO INVESTMENT FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 8, 1997

                                     ASSETS


                                                                                      MARSICO    MARSICO GROWTH &
                                                                                    FOCUS FUND      INCOME FUND
                                                                                    -----------  -----------------
Cash..............................................................................   $  50,000      $    50,000
Prepaid initial registration expenses.............................................      22,643           22,643
Deferred organizational costs.....................................................      69,500           69,500
                                                                                    -----------        --------
    TOTAL ASSETS..................................................................     142,143          142,143
                                                                                    -----------        --------

                                                   LIABILITIES

Accrued professional fees.........................................................      59,000           59,000
Accounts Payable..................................................................       2,500            2,500
Payable to Trustees...............................................................       8,000            8,000
Payable to Advisor................................................................      22,643           22,643
                                                                                    -----------        --------
    TOTAL LIABILITIES.............................................................      92,143           92,143
NET ASSETS........................................................................   $  50,000      $    50,000
                                                                                    -----------        --------
                                                                                    -----------        --------
Shares of beneficial interest; unlimited authorized shares........................   $  50,000      $    50,000
                                                                                    -----------        --------
Shares outstanding................................................................        5000             5000
                                                                                    -----------        --------
                                                                                    -----------        --------
Net asset value, redemption price and offering price per share....................   $   10.00      $     10.00
                                                                                    -----------        --------
                                                                                    -----------        --------


The accompanying notes to the Statement of Assets and Liabilities are an integral part of this statement.

                            MARISCO INVESTMENT FUND

                              BALANCE SHEET DETAIL

                                DECEMBER 8, 1997

DEFERRED ORGANIZATIONAL COSTS:
  Legal--incurred and billed...................................................  $27,997.63
  Incurred and un-billed.......................................................  $67,000.00
  To be incurred...............................................................  $20,000.00
                                                                                 ----------
    Total Legal................................................................  $114,997.63
                                                                                 ----------
AUDIT FEES.....................................................................  $ 3,000.00
Trustee's Fees--organizational meeting.........................................  $ 4,000.00
Sunstone Financial--Organizational Fee.........................................  $ 5,000.00
                                                                                 ----------
TOTAL DEFERRED ORGANIZATIONAL COSTS............................................  $126,997.63
                                                                                 ----------
                                                                                 ----------
REGISTRATION FEES--PD BY ADVISOR...............................................
                                                                                 ----------
    Both funds.................................................................   45,285.00
                                                                                 ----------
                                                                                 ----------

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 8, 1997

NOTE 1--ORGANIZATION AND REGISTRATION

    The Marsico Investment Fund (the "Trust") was established on October 1, 1997, as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers two investment portfolios, the Marsico Focus Fund and the Marsico Growth & Income Fund (collectively, the "Funds" or individually, the "Fund"). The Trust has had no operations other than those relating to organizational matters, including the sale of 5,000 shares of beneficial interest to each Fund to capitalize the Funds, which were sold to Marsico Capital Management (the "Advisor" or "Marsico Capital") on December 4, 1997, for cash in the amount of $100,000.


    Estimated organization costs of $139,000 will be amortized on a straight line basis over 60 months.


NOTE 2--INVESTMENT ADVISORY AND OTHER AGREEMENTS

    Marsico Capital serves as the Trust's investment advisor. As compensation for its services to the Trust, Marsico Capital receives an investment advisory fee at an annual rate of 0.85% of the average daily net assets of each Fund which is accrued daily and paid monthly.

    The Trust has entered into an administration agreement with Sunstone Financial Group, Inc. (the "Administrator"). The administrative services agreement provides for an annual fee of 0.14% on each Fund's first $50 million of average daily net assets and 0.10% from $50 million to $100 million of average daily net assets, 0.04% from $100 million to $350 million and 0.01% on average daily net assets over $350 million, and is subject to a minimum annual fee of $62,500 per Fund.

    The Trust has entered into an agreement with State Street Bank and Trust Company ("State Street") to provide custodial services and fund accounting. The Trust pays a fee at an annual rate of 0.04% on each Fund's first $100 million of average daily net assets, 0.02% on the next $100 million, and 0.01% on the balance of average daily net assets. The Fund also pays for various out-of-pocket expenses that are estimated to be 0.02% of average daily net assets.

    The Trust has entered into an agreement with Sunstone Investor Services LLC ("Transfer Agent") to provide transfer agency services. The Trust pays an annual base fee of $14 per shareholder account open and $3 per shareholder account closed, with a minimum annual fee of $15,000 per fund. Transfer Agent is also paid certain fees related to set-up costs, processing and out-of-pocket expenses.

    The Trust has entered into a distribution agreement with Sunstone Distribution Services, LLC (the "Distributor"). Under the agreement, the Distributor serves as each Fund's principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public. For the marketing and distribution services provided, the Funds will pay the Distributor a fee at the annual rate of 0.0175% of each Fund's average daily net assets subject to a minimum annual fee of $15,000 per Fund. These fees are limited to .25% of each Fund's average daily net assets.

    Certain officers and directors of Marsico Capital are also officers and trustees of the Trust.

                                    APPENDIX

RATINGS OF INVESTMENT SECURITIES

    A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Fund's investment adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

    The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. and Standard & Poor's Corporation.

MOODY'S INVESTORS SERVICE, INC. RATINGS

    Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

    Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

    A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

    Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

STANDARD & POOR'S CORPORATION RATING

    AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

    AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

    A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

    BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements
           The Statement of Assets and Liabilities
           Report of Independent Accountants
           Notes to Statement of Assets and Liabilities

(b)        Exhibits
           (1)(a)     Trust Instrument(1)

             (b)      Certificate of Trust(1)

           (2)        By-Laws(1)

           (3)        Not Applicable

           (4)        Not Applicable

           (5)(a)     Investment Advisory Agreement between Registrant and Marsico Capital
                      Management, LLC with respect to the Marsico Focus Fund

             (b)      Investment Advisory Agreement between Registrant and Marsico Capital
                      Management, LLC with respect to the Growth & Income Fund

           (6)        Distribution Agreement

           (7)        Not Applicable

           (8)        Custodian Agreement

           (9)(a)     Administration Agreement

             (b)      Transfer Agency Agreement

           (10)       Opinion and consent of Counsel

           (11)       Consent of Independent Auditors

           (12)       Not Applicable

           (13)       Initial Capital Agreement

           (14)       IRA Custodial Agreement and Disclosure Statement

           (15)       Distribution Plan and form of dealer agreement

           (16)       Computation of Performance(2)

           (18)       Not Applicable

           (27)       Financial Data Schedules(2)


------------------------

(1) Filed in Registrant's initial Registration Statement on October 1, 1997 and incorporated by reference herein.

(2) To be filed by amendment.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Not applicable.

ITEM 26. NUMBER OF RECORD HOLDERS


    As of the date of this Registration Statement, there is one shareholder of record of the Registrant's shares.


ITEM 27. INDEMNIFICATION

    Reference is made to Article IX, Section 2, of the Registrant's Trust Instrument.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

    Article IX, Section 2 of the Trust Instrument provides in part that a Trustee, officer, employee, manager, or agent of the Trust shall be indemnified by the Trust against liability and all expenses reasonably incurred or paid by such person in connection with any claim, action, suit, or proceeding in which such person becomes involved because of his or her official relationship to the Trust unless: (i) such person was adjudicated to be liable to the Trust or its shareholders by reason of willful misfeanance, bad faith, gross negligence, or reckless disregard for his duties to the Trust; or (ii) in the event of a Settlement unless one of the conditions set forth in the Trust Instrument is satisfied.

    Section 5 of the Distribution Agreement between the Registrant and Sunstone Distribution Services, LLC provides for indemnification of Sunstone Distribution Services, LLC, an affiliate of Sunstone, in connection with certain claims and liabilities to which Sunstone Distribution Services, LLC, in its capacity as Registrant's Distributor, may be subject. A copy of the Distribution Agreement is incorporated by reference herein as Exhibit 6.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Marsico Capital Management, LLC serves as the investment adviser for the Registrant. The business and other connections of Marsico Capital Management, LLC are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Marsico Capital Management, LLC as currently filed with the SEC which is incorporated by reference herein.

ITEM 29. PRINCIPAL UNDERWRITER

    (a) Sunstone Distribution Services, LLC currently serves as distributor of the shares of The Northern Funds, The Haven Capital Management Trust, The Garzarelli Funds, The Green Century Funds and First Omaha Funds, Inc.

    (b) To the best of Registrant's knowledge, the executive officers of Sunstone Distribution Services, LLC, distributor for Registrant, are as follows:

                             POSITIONS AND OFFICES WITH
   NAME AND PRINCIPAL      SUNSTONE DISTRIBUTION SERVICES,   POSITIONS AND OFFICES
    BUSINESS ADDRESS                     LLC                    WITH REGISTRANT
------------------------  ---------------------------------  ---------------------
Miriam M. Allison                   President and Member                None
207 E. Buffalo Street
Suite 400
Milwaukee, WI 53202

Daniel S. Allison                   Secretary and Member                None
207 E. Buffalo Street
Suite 400
Milwaukee, WI 53202

Mary M. Tenwinkel                         Vice President                None
207 E. Buffalo Street
Suite 400
Milwaukee, WI 53202

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant's offices at 1200 17th Street, Suite 1300, Denver, CO 80202, except (1) records held and maintained by State Street Bank and Trust Company relating to its functions as custodian; (2) records held and maintained by Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202, relating to its functions as administrator, (3) records held and maintained by Sunstone Investor Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202, relating to its role as transfer agent, and (4) records held and maintained by State Street Bank and Trust Company relating to its role as fund accountant.

ITEM 31. MANAGEMENT SERVICES

    Not Applicable.

ITEM 32. UNDERTAKINGS

    (a) Not Applicable.

    (b) Registrant undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement under the Securities Act of 1933 or the date on which Registrant becomes operational.

    (c) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge, in the event that the information called for by Item 5A of Form N-1A has been presented in the Registrant's latest annual report to shareholders.

    (d) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of
       Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 12th day of December, 1997.



                                                     THE MARSICO INVESTMENT FUND

                                By:             /s/ THOMAS F. MARSICO
                                     ------------------------------------------
                                                 Thomas F. Marsico,*
                                                      PRESIDENT

                                *By:            /s/ SANDER M. BIEBER
                                     ------------------------------------------
                                                  Sander M. Bieber
                                                 As ATTORNEY-IN-FACT



    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


                  SIGNATURE                                 TITLE                      DATE
----------------------------------------------  ------------------------------  ------------------

            /s/ THOMAS F. MARSICO               Trustee and President
   ---------------------------------------        (Principal Executive          December 12, 1997
               Thomas F. Marsico*                 Officer)

             /s/ BARBARA M. JAPHA
   ---------------------------------------      Trustee                         December 12, 1997
               Barbara M. Japha*

            /s/ THEODORE S. HALABY
   ---------------------------------------      Trustee                         December 12, 1997
              Theodore S. Halaby*

          /s/ WALTER A. KOELBEL, JR.
   ---------------------------------------      Trustee                         December 12, 1997
            Walter A. Koelbel, Jr.*

              /s/ LARRY A. MIZEL
   ---------------------------------------      Trustee                         December 12, 1997
                Larry A. Mizel*

             /s/ J. JEFFREY RIGGS
   ---------------------------------------      Trustee                         December 12, 1997
               J. Jeffrey Riggs*

          /s/ CHRISTOPHER J. MARSICO            Treasurer (Principal Financial
   ---------------------------------------        and Accounting Officer)       December 12, 1997
            Christopher J. Marsico*

*By:            /s/ SANDER M. BIEBER
         ----------------------------------
                  Sander M. Bieber
                As ATTORNEY-IN-FACT

                               POWER OF ATTORNEY

    KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Barbara M. Japha, Sander M. Bieber, Paul F. Roye and Patrick W. D. Turley, and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to The Marsico Investment Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

December 3, 1997                             /s/ THOMAS F. MARSICO
                                 ----------------------------------------------
                                               Thomas F. Marsico

                               POWER OF ATTORNEY

    KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Barbara M. Japha, Sander M. Bieber, Paul F. Roye and Patrick W. D. Turley, and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to The Marsico Investment Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

December 3, 1997                              /s/ BARBARA M. JAPHA
                                 ----------------------------------------------
                                                Barbara M. Japha

                               POWER OF ATTORNEY

    KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Barbara M. Japha, Sander M. Bieber, Paul F. Roye and Patrick W. D. Turley, and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to The Marsico Investment Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

December 3, 1997                             /s/ THEODORE S. HALABY
                                 ----------------------------------------------
                                               Theodore S. Halaby

                               POWER OF ATTORNEY

    KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Barbara M. Japha, Sander M. Bieber, Paul F. Roye and Patrick W. D. Turley, and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to The Marsico Investment Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

December 3, 1997                           /s/ WALTER A. KOELBEL, JR.
                                 ----------------------------------------------
                                             Walter A. Koelbel, Jr.

                               POWER OF ATTORNEY

    KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Barbara M. Japha, Sander M. Bieber, Paul F. Roye and Patrick W. D. Turley, and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to The Marsico Investment Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

December 3, 1997                               /s/ LARRY A. MIZEL
                                 ----------------------------------------------
                                                 Larry A. Mizel

                               POWER OF ATTORNEY

    KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Barbara M. Japha, Sander M. Bieber, Paul F. Roye and Patrick W. D. Turley, and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to The Marsico Investment Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

December 3, 1997                              /s/ J. JEFFREY RIGGS
                                 ----------------------------------------------
                                                J. Jeffrey Riggs